Restructuring costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring [Line Items]
Restructuring costs	R 247	R 550	R 515
Burnstone
Restructuring [Line Items]
Restructuring costs		77
Stillwater
Restructuring [Line Items]
Restructuring costs		126
Total SA gold
Restructuring [Line Items]
Restructuring costs	60	43	113
PGM operations
Restructuring [Line Items]
Restructuring costs	8	R 269	R 351
Sandouville
Restructuring [Line Items]
Restructuring costs	R 170